Revision of Prior Period Financial Statements (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Separate Financial Statements Text Block Abstract
Schedule of Revised Consolidated Balance Sheet
	As of December 31, 2021
	As reported	Adjustment	As revised
Other receivables	917,833	(246,493)	671,340
Prepayments	996,910	578,216	1,575,126
Total current assets	3,759,901	331,723	4,091,624
Total assets	18,838,598	331,723	19,170,321
Accumulated deficit	(176,018,660)	331,723	(175,686,937)
Total shareholders’ equity attributable to owners of the company	12,704,528	331,723	13,036,251
Total equity and liabilities	18,838,598	331,723	19,170,321

Schedule of Revised Consolidated Statement of Profit or Loss and Other Comprehensive Loss
	Year ended December 31, 2021
	As reported	Adjustment	As revised
Other income	460,710	(246,493)	214,217
Research and development	(8,939,037)	578,216	(8,360,821)
Total operating expenses	(15,137,338)	331,723	(14,805,615)
Operating loss	(17,099,793)	331,723	(16,768,070)
Loss before tax	(17,368,546)	331,723	(17,036,823)
Net loss attributable of owners of the Company	(17,390,166)	331,723	(17,058,443)
Total comprehensive loss attributable to owners of the Company	(17,124,410)	331,723	(16,792,687)
Basic and diluted loss per share	(26.26)	0.50	(25.76)

Schedule of Consolidated Statement of Cash Flows	We revised our consolidated statement of cash flows for the year ended December 31, 2021. There was no impact on net cash used in operating activities.
	Year ended December 31, 2021
	As reported	Adjustment	As revised
Net loss	(17,390,166)	331,723	(17,058,443)
Changes in:
Trade and other receivables	(586,612)	246,493	(340,119)
Prepayments	(719,321)	(578,216)	(1,297,537)
Cash used in operating activities	(13,627,738)	—	(13,672,738)